Cash Distributions and Earnings per Unit (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				4 Months Ended			7 Months Ended			10 Months Ended			12 Months Ended
	Jan. 26, 2015	Jan. 24, 2014	Jan. 21, 2013	Jan. 24, 2012	Apr. 25, 2014	Apr. 22, 2013	Apr. 25, 2012	Jul. 24, 2014	Jul. 22, 2013	Jul. 23, 2012	Oct. 23, 2014	Oct. 25, 2013	Oct. 18, 2012	Dec. 31, 2014
Net Income Loss [Abstract]
Quarterly cash distributions	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.4425	$ 0.4425	$ 0.44	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425
Aggregate amount of cash distribution	$ 38,097	$ 32,573	$ 29,936	$ 24,829	$ 35,474	$ 29,936	$ 26,923	$ 35,474	$ 29,936	$ 27,563	$ 35,474	$ 32,573	$ 27,563
Description of the distribution amount per unit for all classes of units														The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner: First, 98% to all unitholders.
Description Of Loss Allocation														Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis. There were no options or phantom units outstanding during the years ended December 31, 2014, 2013 and 2012.